S-K 1602, SPAC Registered Offerings	Aug. 18, 2025 USD ($) shares
spac [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 24 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC, Securities Offered, Redemption Rights [Text Block]

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of our initial business combination either (i) in connection with a general meeting called to approve the business combination or (ii) without a shareholder vote by means of a tender offer. The redemption rights will also include the requirement that any beneficial owner on whose behalf a redemption right is being exercised must identify itself in order to validly redeem its shares. If we seek shareholder approval, we will complete our initial business combination only if we obtain the approval of an ordinary resolution under Cayman Islands law, which requires the affirmative vote of at least a majority of the votes cast by the shareholders of the issued shares present in person or represented by proxy and entitled to vote on such matter at a general meeting of the company. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirement.

De-SPAC Consummation Timeframe, How Extended [Text Block]	We have until the date that is 24 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement warrants be deposited in a trust account. Of the $308,000,000 in gross proceeds we receive from this offering and the sale of the private placement warrants described in this prospectus, or $353,000,000 if the underwriters’ over-allotment option is exercised in full, $300,000,000 ($10.00 per unit), or $345,000,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit), will be deposited into a trust account in the United States with Continental Stock Transfer & Trust Company acting as trustee, after deducting $6,000,000 underwriting discounts and commissions payable upon the closing of this offering and an aggregate of $2,000,000 to pay fees and expenses in connection with the closing of this offering and for working capital following the closing of this offering. The proceeds held in the trust account will be held as cash or invested only in (i) U.S. government treasury bills with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations or (ii) an interest bearing bank demand deposit account or other accounts at a bank. We expect that the interest earned on the trust account will be sufficient to pay income taxes. We will not be permitted to withdraw any of the principal or interest held in the trust account, except for the withdrawal of interest to pay our taxes and up to $100,000 to pay dissolution expenses, as applicable, if any, until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity.

The net proceeds released to us from the trust account upon the closing of our initial business combination may be used as consideration to pay the sellers of a target business with which we complete our initial business combination. If our initial business combination is paid for using equity or debt securities, or not all of the funds released from the trust account are used for payment of the consideration in connection with our initial business combination, we may use the balance of the cash released from the trust account following the closing for general corporate purposes, including for maintenance or expansion of operations of the post-transaction company, the payment of principal or interest due on indebtedness incurred in completing our initial business combination, to fund the purchase of other companies or for working capital. There is no limitation on our ability to raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering. However, our amended and restated memorandum and articles of association provide that, following this offering and prior to the consummation of our initial business combination, we will be prohibited from issuing additional securities that would entitle the holders thereof to (i) receive funds from the trust account or (ii) vote on any initial business combination.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount | $	$ 308,000,000
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Moreover, we may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement warrants, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Combination Criteria

Our management team is committed to efficiently and effectively identifying and conducting due diligence on appropriate acquisition targets in order to maximize our opportunity to consummate a business combination. Based upon the experience of our combined team, we have identified a variety of criteria and guidelines that we expect to apply when evaluating any potential acquisition. These include:

•        Underlying Fundamentals of the Target Business.    The most important factor that we will evaluate in determining whether a target business meets our anticipated criteria is the underlying fundamentals of that target business, including: Its financial condition and historical results of operation; our expectations of projected performance; the industry in which it operates; its brand recognition and potential; the experience and skill of existing management and availability of additional personnel; any additional capital requirements; its competitive position; any barriers to entry for potential competitors in the relevant industry; the stage of development of its key existing and potential products, processes or services; existing distribution channels for its products and potential for expansion; the degree of current or potential market acceptance of the products, processes or services; any proprietary aspects of products and the extent of intellectual property or other protection for products or formulas; and industry leadership, sustainability of market share and attractiveness of market industries in which the business participates.

•        Opportunity for Superior Investment Return.    The factors that we will evaluate in determining whether we are likely to obtain a superior return on our investment in the business include: the valuation at which our investment is made; the appropriateness of the business for public capital markets; the potential for growth from add-on acquisitions; the potential for profitable, organic long-term growth; and the costs associated with effecting the business combination.

•        Sustainability Component and Opportunities for the Business.    The factors that we will evaluate relating to the sustainability of the business and opportunity for enhancing such sustainability include: The practices, products and services of the business; the production methods for the products and services, including their relationship to a low-carbon, prosperous, equitable, healthy and safe society; the nature of revenue and the likelihood that current earnings are “borrowing” from future earnings; and overall contribution to equality and long-term benefit to society.

•        Other External Factors Affecting the Target Business.    The other external factors affecting the target business that we expect to evaluate include: The impact of regulation on the business; the regulatory environment of the industry; and the specific competitive dynamics in the industry within which the company competes.

•        Anticipated Contribution That Our Combined Team and Capital Can Make to Growth of the Business.    The factors that we will evaluate in determining the anticipated contribution that our combined team and capital can make to the growth of the target business include: The scope of experience and skills possessed by our combined team in the relevant business and industry; the need for additional capital or management support required by the target business; and the value of our expertise in strategy, management and operations to the business.

We anticipate that we will find the greatest number of opportunities for our initial business combination among middle market companies with aggregate enterprise value of $1 billion or more, as determined in the sole discretion of our officers and directors according to reasonably accepted valuation standards and methodologies.

We believe that our investment results will be strongest when our expertise and resources can meaningfully contribute to the management and growth of the acquired business. This includes situations such as:

•        Established Companies Experiencing Dislocation.    We may seek to acquire an established company operating in an industry undergoing dislocation or disruption. This may take the form of, among other things, supply and demand imbalances, new technology entrants, shifts in consumer behavior, cyclicality and legal or regulatory challenges. Where such dislocation is temporary in nature, we believe that it may provide an opportunity to acquire a company at an attractive multiple and invest in strengthening the long-term market position of the company over its competitors. Where such disruption is a more permanent trend, we believe that it may provide an opportunity to acquire a company in need of growth capital and management support in order to react quickly to these disruptive trends in partnership with owners that bring the necessary financial resources and expertise to successfully take advantage of the underlying industry dynamics. The history of our combined team in successfully managing companies during periods of dislocation makes this a criterion that we will particularly seek as we identify appropriate business combination targets.

•        Deleveraging Transaction.    Our combined team’s extensive relationships with lenders and private equity firms, as well as their prior experience in making deleveraging investments, should position us well to source and execute a recapitalizing acquisition. We believe that high levels of the issuance of high yield debt and leveraged loans in recent years, particularly interest rates have climbed significantly over the past few years, will lead to an increase in companies that will need to de-lever within the next two years. As opposed to distressed debt funds and investors, we believe we would be a preferred refinancing/de-leveraging solution to owners and management teams of these companies.

•        Value-Added Capital for Growth and/or Consolidation Opportunities.    Events that create significant economic dislocation, such as the changes in United States tariff policies, the Ukraine-Russia war and the increase in security incidents in the Middle East and Southwest Asia, historically have created unique opportunities for well-capitalized companies to drive disproportionate growth as they consolidate their industries. Over decades of combined investment experience, our combined team has developed significant expertise in successfully identifying and investing in companies that are achieving rapid and profitable organic growth and growth through strategic initiatives. Our combined team also has a long and successful track record in managing businesses of this nature. Through this experience, we have found that management teams vary in their ability to recognize growth opportunities and take advantage of them. It is our current intent to target companies whose management teams recognize the opportunities in their industry, but lack the capital to take advantage of those opportunities, or could benefit from our combined team’s years of business experience in order to most effectively take advantage of those opportunities.

•        Strategic or Operational Improvements.    Our combined team has significant and successful experience in investing in, and working with, companies where there is an opportunity to effect meaningful operational improvements or derive meaningful benefit from a change in strategy. Members of our combined team have worked with such companies as investors, senior management, board members and consultants. We intend to tailor our approach to working with the target company’s management team to address the unique challenges and opportunities they face. Our combined team has the versatility and flexibility to allow us to provide strategic guidance as board members or to take on direct senior leadership roles to design and implement operational improvements or strategic change at the target company.

•        “Partnership” Sale.    We may seek to acquire one or more companies from a current owner, private equity or otherwise, who would like to retain a meaningful stake in the company to preserve and enhance potential upside. As a source of public equity capital, we believe that we will be well-positioned to provide liquidity to such an owner and expect that potential acquisition targets and partners would view the contribution to be made by our combined team as a positive factor in reviewing any acquisition proposal from us. We also could be an attractive financial and operating partner for a private equity firm that sees compelling acquisition opportunities, but may be already fully-invested.

•        Ownership Transition Transaction.    In our experience, acquisition opportunities for good businesses periodically arise when the external needs of the current owner restrict further investment in the business. These restrictions can arise from changing corporate priorities, financial distress within the owner, contractual divestiture requirements applicable to private equity funds, or other factors. In situations of this nature, it is not unusual for the seller to seek to retain a meaningful stake in the business in order to preserve the opportunity for further appreciation. In the case of the Initial SPAC, the impending expiration of the relevant investment fund caused the owners of IEA to seek an exit from that investment and provided the opportunity for the Initial SPAC to successfully consummate its business combination. We expect to actively seek out opportunities to acquire businesses of this nature in which we believe that the underlying business fundamentals justify the investment cost and provide a strong opportunity to achieve superior investment returns. Moreover, we believe that our close relationships with private equity firms will provide us with access to investment opportunities of this nature.

•        Post-Restructured Companies.    We may seek to acquire one or more companies which have recently exited the bankruptcy or restructuring process. These companies are often valued at a discount to their peers because they are often controlled by financial institutions and others (often the former creditors) who are “unnatural holders” of their equity and do not yet have the multi-year history of strong financial performance to demonstrate their long-term value. We believe that the extensive experience of our management team in the restructuring industry provides us with both the expertise and relationships to identify attractive opportunities to provide long-term value for our shareholders.

•        Complex or Out-of-Favor Businesses.    The recent changes in United States tariff policies, Ukraine-Russia war and increase in security incidents in the Middle East and Southwest Asia have significantly impacted many industries, transforming businesses that were highly valued only months ago into orphans which are out of favor with investors and, as a result, have limited access to capital. Our management team believes that businesses that have situational complexity or operate in industries that have fallen out-of-favor with investors can provide attractive investment opportunities. Within a business, situational complexity can often arise from business, legal, regulatory or capital structure issues. Our combined team has a successful record of managing investments and operating improvements in complex or out-of-favor businesses by applying tailored solutions that drive value creation. Recognizing that capital today is becoming commoditized, we believe that it is the management skills of our combined team and our experience in managing complex situations that provide us with our greatest strategic advantage.

The criteria and situations described above are not intended to be exhaustive and our evaluation of any particular initial business combination may reflect other considerations, factors and criteria deemed relevant by our management in effecting the relevant transaction, consistent with our business objective and strategy. Additionally, our management team may prioritize the importance of those factors differently when evaluating different target businesses, based upon our experiences with investments and acquisitions in the relevant industry.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

(i)     duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

(ii)    duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

(iii)   directors should not improperly fetter the exercise of future discretion;

(iv)   duty to exercise powers fairly as between different sections of shareholders;

(v)    duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and (vi) duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings.

Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary or contractual obligations to at least one other entity pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then-current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, subject to their fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association will provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other. We do not believe, however, that the fiduciary duties or contractual obligations of our officers or directors will materially affect our ability to complete our initial business combination.

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Mohsin Y. Meghji	M-III Partners, LP	Financial Advisory Services	Managing Partner
	M3-Brigade Acquisition V Corp.	Special Purpose Acquisition Company	Board Member
Matthew Perkal	Brigade Capital Management, LP	Investments	Partner — Head of SPACs and Special Situations
	Guitar Center Inc.	Retailer	Board Member
	M3-Brigade Acquisition V Corp.	Special Purpose Acquisition Company	Board Member
Eric Greenhaus	M-III Partners, LP	Financial Advisory Services	Vice President
Chris Chaice	Brigade Capital Management, LP	Investments	Partner — Head of Distressed Research
Individual	Entity	Entity’s Business	Affiliation
Charles Garner	M-III Partners, LP	Financial Advisory Services	Senior Managing Director and General Counsel
Benjamin Fader Rattner	Space Summit Capital LLC	Financial Services Blank	Managing Member
	Nexus Capital Management LP	Financial Services	Managing Director
	M3-Brigade Acquisition V Corp.	Special Purpose Acquisition Company	Board Member

In addition, our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target. However, we do not believe that any such potential conflicts would materially affect our ability to complete our initial business combination.

•        Potential investors should also be aware of the following other potential conflicts of interest:

•        Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

•        Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private placement warrants in a transaction that will close simultaneously with the closing of this offering. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and public shares in connection with the completion of our initial business combination. Additionally, our sponsor, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares if we fail to complete our initial business combination within the prescribed time frame, although they will be entitled to liquidating distributions from assets outside the trust account. If we do not complete our initial business combination within the prescribed time frame, the private placement warrants will expire worthless. Furthermore, our sponsor, officers and directors have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issuable upon conversion thereof until the earlier to occur of: (i) one year after the completion of our initial business combination or (ii) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, share consolidations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, the founder shares will be released from the lockup. The private placement warrants (including the Class A ordinary shares issuable upon exercise of the private placement warrants) will not be transferable until 30 days following the completion of our initial business combination. Because certain of our officers and directors will own ordinary shares or warrants directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

•        Our independent directors will receive an indirect interest in up to 15,000 founder shares per director through membership interests in our sponsor, but will have no right to control the sponsor or participate in any decision regarding the disposal of any security held by the sponsor, or otherwise.

We are not prohibited from pursuing an initial business combination with a business combination target that is affiliated with our sponsor, our officers or directors, the Sponsor Manager or the non-managing sponsor investors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, our officers or directors, the Sponsor Manager or the non-managing sponsor investors. In the event we seek to complete an initial business combination with a target that is affiliated (as defined in our amended and restated memorandum and articles of association) with our sponsor, officers or directors, we, or a committee of independent directors, would obtain an opinion from an independent investment banking firm that is a member of FINRA or a valuation or appraisal firm stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context. We are not required to obtain such an opinion in any other context. Except as described herein, none of our sponsor or any of our existing officers or directors, or any entity with which they are affiliated, will be paid any finder’s fee, consulting fee or other compensation by the company prior to, or for any services they render in order to effectuate, the completion of our initial business combination (regardless of the type of transaction that it is). However, we may pay a consulting, success or finder fees to our independent directors, our advisors, or their respective affiliates in connection with the consummation of our initial business combination.

We cannot assure you that any of the above mentioned conflicts will be resolved in our favor.

In the event that we submit our initial business combination to our public shareholders for a vote, our sponsor, officers and directors have agreed to vote their founder shares, and they and the other members of our management team have agreed to vote their founder shares and any shares purchased during or after the offering in favor of our initial business combination. The non-managing sponsor investors are not required to (i) hold any units, Class A ordinary shares or public warrants they may purchase in this offering or thereafter for any amount of time, (ii) vote any Class A ordinary shares they may own at the applicable time in favor of our initial business combination or (iii) refrain from exercising their right to redeem their public shares at the time of our initial business combination. The non-managing sponsor investors will have the same rights to the funds held in the trust account with respect to the Class A ordinary shares underlying the units they may purchase in this offering as the rights afforded to our other public shareholders. However, if the non-managing sponsor investors purchase or otherwise hold a substantial number of our units, then the non-managing sponsor investors will potentially have different interests than our other public shareholders in approving our initial business combination and otherwise exercising their rights as public shareholders because of their indirect ownership of founder shares as further discussed in this prospectus.

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
As of June 10, 2025
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.65	$7.06	$2.94	$6.08	$3.92	$4.11	$5.89	$(1.77)	$11.77
Assuming No Exercise of Over-Allotment Option
$7.66	$7.08	$2.92	$6.10	$3.90	$4.16	$5.84	$(1.69)	$11.69

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
M3-Brigade Sponsor VI LLC	8,625,000 Class B Ordinary Shares(1)	$25,000
	5,333,333 private placement warrants to be purchased simultaneously with the closing of this offering(2)	$8,000,000
	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses.
	Up to $1,500,000 in working capital loans, which loans may be convertible into warrants of the post-business combination entity at a price of $1.50 per warrant	Working capital loans to finance transaction costs in connection with an initial business combination
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
M3-Brigade Sponsor VI LLC, our officers or directors or our or their affiliates	Consulting, success or finder fees

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a fee in an amount that constitutes a market standard for comparable transactions

(1)      Of the Class B ordinary shares, the non-managing sponsor investors own, indirectly through the purchase of non-managing membership interests, an aggregate of 3,000,000 Class B ordinary shares, which were purchased for $0.003 per share.

(2)      The non-managing sponsor investors have expressed an interest to purchase, indirectly through the purchase of non-managing membership interests, an aggregate of 4,000,000 private placement warrants ($6,000,000 in the aggregate) at a price of $1.50 per warrant in a private placement that will close simultaneously with the closing of this offering.

Securities Issued or to be Issued, Shares (in Shares)	5,625,000
SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

Because our sponsor acquired the founder shares at a nominal price, our public shareholders will incur an immediate and substantial dilution upon the closing of this offering, assuming no value is ascribed to the warrants included in the units. Further, the Class A ordinary shares issuable in connection with the conversion of the founder shares may result in material dilution to our public shareholders due to the anti-dilution rights of our founder shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion.
Securities Issued or to be Issued, Shares	5,625,000
De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The founder shares will automatically convert into Class A ordinary shares in connection with the consummation of our initial business combination or earlier at the option of the holder on a one-for-one basis, subject to adjustment for share sub-divisions, share capitalizations, share consolidations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares or equity-linked securities are issued or deemed issued in connection with our initial business combination, the number of Class A ordinary shares issuable upon conversion of all founder shares will equal, in the aggregate, 20% of the total number of Class A ordinary shares outstanding after such conversion (after giving effect to any redemptions of Class A ordinary shares by public shareholders), including the total number of Class A ordinary shares issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the company in connection with or in relation to the consummation of the initial business combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in the initial business combination and any private placement warrants issued to our sponsor, officers or directors upon conversion of working capital loans; provided that such conversion of founder shares will never occur on a less than one-for-one basis.

If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution. This dilution would increase to the extent that the anti-dilution provision of the founder shares result in the issuance of Class A ordinary shares on a greater than one-for-one basis upon conversion of the founder shares at the time of our initial business combination. In addition, the cashless exercise of the public warrants and private placement warrants would further increase the dilution to our public shareholders.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	As of June 10, 2025
	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment
Public offering price	$10.00	10.00	10.00	10.00	10.00	10.00	10.00	10.00	10.00	10.00
Net tangible book deficit before this offering	—	—	—	—	—	—	—	—	—	—
Increase (decrease) attributable to public shareholders	7.66	7.65	7.08	7.06	6.10	6.08	4.16	4.11	(1.69)	(1.77)
Pro forma net tangible book value after this offering	7.66	7.65	7.08	7.06	6.10	6.08	4.16	4.11	(1.69)	(1.77)
Dilution to public shareholders	$2.34	2.35	2.92	2.94	3.90	3.92	5.84	5.89	11.69	11.77
% of dilution to public shareholders	23.40%	23.50%	29.20%	29.40%	39.00%	39.20%	58.40%	58.90%	116.90%	117.70%

Numerator:
Net tangible book deficit before this offering	$(31,231)	(31,231)	(31,231)	(31,231)	(31,231)	(31,231)	(31,231)	(31,231)	(31,231)	(31,231)
Net proceeds from this offering and the sale of the private placement warrants(1)	301,150,000	346,150,000	301,150,000	346,150,000	301,150,000	346,150,000	301,150,000	346,150,000	301,150,000	346,150,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	38,333	38,333	38,333	38,333	38,333	38,333	38,333	38,333	38,333	38,333
Less: Deferred underwriting commissions(2)	(13,500,000)	(16,425,000)	(13,500,000)	(16,425,000)	(13,500,000)	(16,425,000)	(13,500,000)	(16,425,000)	(13,500,000)	(16,425,000)
Less: Over-allotment liability	(315,600)	—	(315,600)	—	(315,600)	—	(315,600)	—	(315,600)	—
Less: Amounts paid for redemptions(3)	—	—	(75,000,000)	(86,250,000)	(150,000,000)	(172,500,000)	(225,000,000)	(258,750,000)	(300,000,000)	(345,000,000)
	$287,341,502	329,732,102	212,341,502	243,482,102	137,341,502	157,232,102	62,341,502	70,982,102	(12,658,498)	(15,267,898)

Denominator:
Ordinary shares outstanding prior to this offering	8,625,000	8,625,000	8,625,000	8,625,000	8,625,000	8,625,000	8,625,000	8,625,000	8,625,000	8,625,000
Ordinary shares forfeited if over-allotment is not exercised	(1,125,000)	—	(1,125,000)	—	(1,125,000)	—	(1,125,000)	—	(1,125,000)	—
Ordinary shares offered and sale of private placement warrants	30,000,000	34,500,000	30,000,000	34,500,000	30,000,000	34,500,000	30,000,000	34,500,000	30,000,000	34,500,000
Less: Ordinary shares redeemed	—	—	(7,500,000)	(8,625,000)	(15,000,000)	(17,250,000)	(22,500,000)	(25,875,000)	(30,000,000)	(34,500,000)
	37,500,000	43,125,000	30,000,000	34,500,000	22,500,000	25,875,000	15,000,000	17,250,000	7,500,000	8,625,000

____________

(1)     Expenses applied against gross proceeds include offering expenses of approximately $850,000. See “Use of Proceeds.”

(2)     Upon the consummation of our initial business combination, $0.45 per unit on all units sold (up to $13,500,000 in the aggregate or up to $16,425,000 in the aggregate if the underwriter’s over-allotment option is exercised in full, which amount will be payable to the underwriter for deferred underwriting commissions to be deposited into a trust account located in the United States and released to the underwriter for its own account only upon the completion of an initial business combination. See also “Underwriting” for a description of compensation and other items of value payable to the underwriter.

(3)     If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers or their affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of Class A ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”

Non-Managing Sponsor Investors [Member]
spac [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 6,000,000
Class B Ordinary Shares
spac [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	8,625,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Securities Issued or to be Issued, Shares	8,625,000
Class B Ordinary Shares | Non-Managing Sponsor Investors [Member]
spac [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	3,000,000
Securities Issued or to be Issued, Shares	3,000,000
Private Placement Warrants [Member]
spac [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	5,333,333
Price Paid or to be Paid for Securities, Total Amount | $	$ 8,000,000
Securities Issued or to be Issued, Shares	5,333,333
Private Placement Warrants [Member] | Non-Managing Sponsor Investors [Member]
spac [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	4,000,000
Securities Issued or to be Issued, Shares	4,000,000
Private Placement Warrants [Member] | Private Placement Warrants [Member]
spac [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 6,000,000
Warrants [Member]
spac [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	1,500,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 1,500,000
Securities Issued or to be Issued, Shares	1,500,000